EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of Basic Shares to Diluted Shares

The following table is a reconciliation of basic shares to diluted shares.

years ended December 31 (in millions)	2017	2016	2015
Basic shares	543	546	545
Effect of dilutive securities	12	5	4
Diluted shares	555	551	549